United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2011

Date of Reporting Period: Quarter ended 08/31/2011

Item 1. Schedule of Investments

Federated Strategic Income Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		U.S. Corporate Bonds – 0.5%
		Basic Industry - Chemicals – 0.2%
$1,416,650	[1]	Fertinitro Finance, Company Guarantee, 8.290%, 4/01/2020	1,395,400
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.250%, 1/15/2027	1,484,375
		TOTAL	2,879,775
		Basic Industry - Paper – 0.0%
250,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 6/01/2013	0
292,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	316,521
		TOTAL	316,521
		Consumer Cyclical - Automotive – 0.0%
775,000	[3,4]	General Motors Corp., Note, Series MTN, 9.450%, 11/01/2011	9,687
		Financial Institutional - Banking – 0.1%
1,672,461	[1,2]	Regional Diversified Funding, 9.250%, 3/15/2030	1,179,102
		Financial Institution - Finance Noncaptive – 0.1%
500,000		Susa Partnership LP, 8.200%, 6/01/2017	616,807
		Financial Institution - Insurance - Life – 0.0%
500,000	[1]	Union Central Life Insurance Co., Note, 8.200%, 11/01/2026	553,929
		Financial Institution - Insurance - P&C – 0.1%
500,000	[1,2]	USF&G Corp., 8.312%, 7/01/2046	572,477
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $6,004,137)	6,128,298
		International Bonds – 0.4%
		Australian Dollar – 0.2%
		Sovereign – 0.2%
2,640,000		Australia, Government of, Series 17, 5.500%, 3/01/2017	2,960,337
		Norwegian Krone – 0.2%
		Banking – 0.2%
10,500,000		KFW, Foreign Gov't. Guarantee, Series EMTN, 4.000%, 12/15/2014	2,014,070
		TOTAL INTERNATIONAL BONDS (IDENTIFIED COST $4,321,902)	4,974,407
		Governments/Agencies – 8.4%
		British Pound – 0.9%
		Sovereign – 0.9%
3,410,000		United Kingdom, Government of, 4.750%, 3/07/2020	6,516,059
2,179,000		United Kingdom, Government of, Bond, 4.750%, 9/07/2015	4,024,594
		TOTAL BRITISH POUND	10,540,653
		Canadian Dollar – 0.7%
		Sovereign – 0.7%
1,320,000		Canada, Government of, Bond, 4.000%, 6/01/2016	1,495,672
3,250,000		Canada, Government of, 4.500%, 6/01/2015	3,692,017
3,400,000		Canada, Government of, 4.000%, 6/01/2017	3,885,610
		TOTAL CANADIAN DOLLAR	9,073,299
		Danish Krone – 0.2%
		Sovereign – 0.2%
9,880,000		Denmark, Government of, 4.000%, 11/15/2015	2,112,788

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		Euro – 2.8%
		Sovereign – 2.8%
1,650,000		Belgium, Government of, Series 59, 2.750%, 3/28/2016	2,334,910
1,550,000		Bundesrepub. Deutschland, Series 09, 1/04/2020, 2.25%, 9/04/2021	2,237,264
1,700,000		Bundesrepub. Deutschland, Series 09, 1/04/2020, 3.25%, 7/04/2042	2,542,176
3,900,000		Bundesschatzanweisungen, Bond, Series 1, 1.000%, 3/16/2012	5,616,527
5,250,000		Buoni Poliennali Del Tes, Bond, 4.25%, 2/01/2015	7,612,521
4,000,000		French Treasury Note, Note, 0.750%, 9/20/2012	5,731,725
1,400,000		Germany, Government of, Bond, Series 05, 3.250%, 7/04/2015	2,177,822
4,000,000		Germany, Government of, Series 0303, 4.25%, 1/04/2014	6,214,303
		TOTAL EURO	34,467,248
		Japanese Yen – 3.2%
		Sovereign – 3.2%
421,950,000		Japan, Government of, 0.400%, 6/20/2015	5,542,302
443,000,000		Japan, Government of, 1.600%, 12/20/2015	6,108,228
430,000,000		Japan, Government of, Bond, Series 250, 0.500%, 6/20/2013	5,651,796
465,000,000		Japan, Government of, Series 286, 1.800%, 6/20/2017	6,543,352
490,000,000		Japan, Government of, Sr. Unsecd. Note, Series 298, 1.300%, 12/20/2018	6,701,616
299,000,000		Japan-262 (10 Year Issue), Series 262, 1.900%, 6/20/2014	4,091,099
335,000,000		Japan-309, Sr. Unsecd. Note, Series 309, 1.100%, 6/20/2020	4,469,596
		TOTAL JAPANESE YEN	39,107,989
		Swedish Krona – 0.6%
		Sovereign – 0.6%
45,550,000		Sweden, Government of, Series 1049, 4.500%, 8/12/2015	7,968,287
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $93,560,561)	103,270,264
		Asset-Backed Securities – 0.0%
		Home Equity Loan – 0.0%
$11,305	[1,2]	125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029 (IDENTIFIED COST $11,305)	9,383
		Collateralized Mortgage Obligations – 3.7%
		Non-Agency Mortgage – 0.0%
7,131	[1]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 2.89%, 1/28/2027	5,690
		Commercial Mortgage – 3.4%
2,952,067	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1 A1, 3.156%, 7/10/2046	2,981,514
4,730,371	[1,2]	GS Mortgage Securities Corporation 2010-C1 A1, 3.679%, 8/03/2015	4,860,031
3,000,000	[1,2]	GS Mortgage Securities Corporation 2010-C2 A2, 5.162%, 12/10/2043	3,167,638
3,902,538	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1 A1, 3.853%, 6/15/2043	4,020,851
3,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C2 A3, 4.070%, 11/15/2043	2,902,260
3,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A A4, 4.717%, 2/15/2046	3,009,219
2,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2011-C3A B, 5.013%, 2/15/2046	1,854,957
4,999,209		JP Morgan Chase Commercial Mortgage Securities A4, 5.746%, 2/12/2049	5,274,324
4,000,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	4,253,663
3,000,000	[1,2]	Morgan Stanley Capital I 2011-C1 A4, 5.033%, 9/15/2047	3,153,502
1,999,722	[1,2]	Morgan Stanley Capital I 2011-C1 B, 5.257%, 9/15/2047	2,012,485
5,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1 A2, 4.393%, 11/15/2043	5,039,900
		TOTAL	42,530,344

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		Federal Home Loan Mortgage Corporation – 0.3%
$4,000,000	[1,2]	Federal Home Loan Mortgage Corp., 4.998%, 5/10/2021	3,875,167
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $44,603,265)	46,411,201
		Mortgage-Backed SecuritIES – 0.0%
		Government National Mortgage Association – 0.0%
79		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $89)	79
		COMMON STOCK – 0.0%
3,066	[3]	General Motors Co. (IDENTIFIED COST $443,467)	73,676
		WARRANTS – 0.0%
		Automotive – 0.0%
2,788	[3]	General Motors Co., Expiration Date 7/10/2016	42,629
2,788	[3]	General Motors Co., Expiration Date 7/10/2019	29,441
		TOTAL WARRANTS (IDENTIFIED COST $503,368)	72,070
		Preferred Stocks – 0.0%
		Financial Institution - Brokerage – 0.0%
40,000	[3,4]	Lehman Brothers Holdings, Pfd., Series D, 5.670%	3,200
		Financial Institution - REITs – 0.0%
9,900		Prologis Inc. Series Q PF, REIT Perpetual Pfd. Stock, Series Q, $4.27 Annual Dividend	549,450
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,408)	552,650
		U.S. Treasury – 3.4%
		U.S. Treasury Note – 3.4%
$42,000,000	[6]	United States Treasury Note, 2.125%, 8/15/2021 (IDENTIFIED COST $41,737,500)	41,599,690
		MUTUAL FUNDS – 82.9%[7]
12,707,856		Emerging Markets Fixed Income Core Fund	374,147,320
7,740,805		Federated Mortgage Core Portfolio	79,265,846
5,685,797	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	5,685,797
1,758,099		Federated Project and Trade Finance Core Fund	17,756,795
86,947,597		High Yield Bond Portfolio	547,769,859
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,089,763,711)	1,024,625,617
		REPURCHASE AGREEMENT – 3.5%
$42,686,000		Interest in $2,500,000,000 joint repurchase agreement 0.07%, dated 8/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,004,861 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $2,550,155,329 (Purchased with proceeds from securities lending collateral). (AT COST)	42,686,000
		TOTAL INVESTMENTS — 102.8% (IDENTIFIED COST $1,325,781,713)[9]	1,270,403,335
		OTHER ASSETS AND LIABILITIES - NET — (2.8)%[10]	(34,483,066)
		TOTAL NET ASSETS — 100%	$1,235,920,269

At August 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3] United State Treasury Notes 10-Year Short Futures	735	$94,837,969	December 2011	$ (294,435)

At August 31, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/ Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
9/30/2011	24,000,000 Euro	$34,855,200	$391,318

At August 31, 2011, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	JP Morgan Securities Inc.	UBS AG London Branch
Reference Entity	Series 16 High Yield CDX Index	Series 16 High Yield CDX Index
Buy/Sell	Buy	Buy
Pay/Receive Fixed Rate	5.00%	5.00%
Expiration Date	6/20/2016	6/20/2016
Implied Credit Spread at 8/31/2011[11]	4.97%	4.97%
Notional Amount	$41,250,000	$13,750,000
Market Value	$2,160,575	$720,192
Upfront Premiums Paid	$(2,840,310)	$(945,313)
Unrealized Depreciation	$(679,735)	$(225,121)

Net unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2011, these restricted securities amounted to $42,077,880, which represented 3.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2011, these liquid restricted securities amounted to $40,122,861, which represented 3.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at August 31, 2011, is as follows:
Security	Acquisition Date	Cost	Market Value
Fertinitro Finance, Company Guarantee, 8.290%, 4/01/2020	5/14/1999 – 5/27/1999	$1,073,393	$1,395,400
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 2.89%, 1/28/2027	2/4/1998	$18,772	$5,690
Union Central Life Insurance Co., Note, 8.200%, 11/01/2026	10/31/1996	$497,390	$553,929
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$41,599,690	$42,686,000

7	Affiliated holdings.
8	7-Day net yield.
9	At August 31, 2011, the cost of investments for federal tax purposes was $1,327,481,844. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, futures contracts and swap contracts was $57,078,509. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,207,331 and net unrealized depreciation from investments for those securities having an excess of cost over value of $89,285,840.
10	Assets, other than investments in securities, less liabilities.

11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$ —	$6,128,298	$0	$6,128,298
International Bonds	—	4,974,407	—	4,974,407
Governments/Agencies	—	103,270,264	—	103,270,264
Asset-Backed Securities	—	9,383	—	9,383
Collateralized Mortgage Obligations	—	46,411,201	—	46,411,201
Mortgage-Backed Securities	—	79	—	79
U.S. Treasury	—	41,599,690	—	41,599,690
Equity Securities:
Common Stock
Domestic	73,676	—	—	73,676
Preferred Stocks
Domestic	552,650	—	—	552,650
Warrants	72,070	—	—	72,070
Mutual Funds	1,006,868,822	17,756,795[2]	—	1,024,625,617
Repurchase Agreements	—	42,686,000	—	42,686,000
TOTAL SECURITIES	$1,007,567,218	$262,836,117	$0	$1,270,403,335
OTHER FINANCIAL INSTRUMENTS[3]	$(294,435)	$3,272,085	$ —	$2,977,650
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $6,314,656 of securities transferred from Level 1 to Level 2 because the adviser determined that these securities more appropriately meet the definition of Level 2. Transfers shown represent the value of the securities at the beginning of the period.
3	Other financial instruments include futures contracts, foreign exchange contracts and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Corporate Bonds
Balance as of December 1, 2010	$ —
Change in unrealized appreciation (depreciation)	(25)
Transfers into Level 3	25[1]
Balance as of August 31, 2011	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at August 31, 2011.	$(25)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the security at the beginning of the period.

The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 21, 2011